Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties
Payables
Key management personnel:

December 31, 2018	328
December 31, 2019	601

December 31, 2019 (convenience translation into U.S. dollars) (Note 2c)	174

Schedule of transactions with related parties

	Research and development	Marketing, general and administrative
Key management personnel:

2017	1,575	1,098
2018	1,468	1,252
2019	5,395	3,653

2019 (convenience translation into U.S. dollars) (Note 2c)	1,561	1,057

Schedule of key officers employed

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Salaries	209	485	1,399	984
Short-term employee benefits	1,972	1,901	1,855	536
Other employees benefits	94	95	110	32
Share-based compensation	398	239	3,684	1,066

	2,673	2,720	9,048	2,618

Number of key officers and directors	8	9	11	11